Geographical and Segment Information	12 Months Ended
Dec. 31, 2013
Geographical and Segment Information
26.	GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. The Group prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and such IFRS information by segment is what the Group’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the South Deep mine, in Ghana the Tarkwa and Damang mines, in Australia, St. Ives, Agnew/ Lawlers, Granny Smith and Darlot mines and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

Following the acquisition of the Yilgarn South assets, the existing Agnew and the newly acquired Lawlers mine were consolidated into a single operation and are managed and internally reported on as such. The other two newly acquired mines, Darlot and Granny Smith, are separately managed and internally reported on.

	Fiscal Year Ended December 31, 2013
	South Africa	Ghana		Australia					Peru
	South Deep	Tarkwa	Damang	St Ives	Agnew/ Lawlers	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	425.7	893.1	216.4	569.0	302.8	26.0	82.3	980.1	390.9	—	2,906.3	—	—	2,906.3
Operating costs (1)	(321.8)	(473.7)	(171.1)	(345.5)	(135.0)	(21.6)	(48.8)	(550.8)	(161.3)	—	(1,678.7)	(74.7)	(162.4)	(1,915.8)
Gold inventory change (2)	—	(30.8)	11.1	8.8	(1.2)	1.3	3.7	12.7	18.8	—	11.8	—	(1.2)	10.6

Operating profit	103.9	388.7	56.4	232.3	166.7	5.7	37.3	442.0	248.4	—	1,239.4	(74.7)	(163.6)	1,001.1
Amortization and depreciation	(98.9)	(137.6)	(30.6)	(194.3)	(71.1)	(3.6)	(21.0)	(290.0)	(48.8)	(5.0)	(610.9)	—	42.4	(568.5)

Net operating profit/(loss)	5.0	251.1	25.8	38.0	95.6	2.1	16.3	152.1	199.7	(5.0)	628.5	(74.7)	(121.2)	432.6
Exploration expenditure	—	—	—	(5.1)	(1.4)	—	—	(6.5)	(0.2)	(59.1)	(65.9)	(7.2)	(4.8)	(77.9)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(47.7)	(47.7)	—	(20.3)	(68.0)
Finance expense	(8.8)	(1.2)	(4.7)	—	—	(0.2)	(1.2)	(1.4)	(2.2)	(51.2)	(69.5)	2.4	(5.3)	(72.4)
Investment income	0.6	0.4	—	3.8	3.8	—	—	7.6	0.4	(0.6)	8.5	—	—	8.5
Other items as detailed in statement of operations (3)	(22.9)	(216.2)	(191.1)	(266.9)	(14.6)	(3.2)	(17.1)	(301.8)	(22.5)	(205.7)	(960.2)	79.5	585.7	(294.9)
Royalty	(2.1)	(44.7)	(10.8)	N4	N4	N4	N4	(24.1)	(8.9)	—	(90.5)	—	—	(90.5)
Current taxation	—	(39.7)	(0.9)	N4	N4	N4	N4	(49.7)	(66.3)	(4.8)	(161.3)	—	(3.8)	(165.1)
Deferred taxation	6.6 *	33.9	63.4	N4	N4	N4	N4	106.9	(19.6)	(9.9)	181.4	—	(122.0)	59.4

(Loss)/income before impairment of investment in equity investee, share of equity investees’ losses and discontinued operations	(21.6)	(16.2)	(118.3)	N4	N4	N4	N4	(116.8)	80.5	(383.9)	(576.7)	—	308.4	(268.2)

(1)	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	Included in this line item and in the Total per IFRS column are impairments of investments and assets recognized in accordance with IFRS amounting to $204.6 million at Tarkwa, $188.9 million at Damang, $264.9 million at St Ives, $10.4 million at Cerro Corona and $140.7 million at Corporate and other.
(4)	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
*	Indicative as tax is provided in the holding companies of South Deep.

Segment information on the statement of operations related to Sibanye Gold, which include the KDC and Beatrix mines, is not presented as Sibanye Gold is presented as a discontinued operation (refer note 9.1).

Figures may not add as they are rounded independently.

	December 31, 2013
	South Africa			Ghana		Australia					Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Darlot	Granny Smith	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	N1	N1	192.9	1,528.3	197.8	650.9	400.7	25.0	69.6	1,146.2	1,054.1	3,125.0	7,244.3	—	(40.6)	7,203.7
Total liabilities excluding deferred tax	N1	N1	128.4	174.8	85.2	167.1	70.4	26.7	73.2	337.5	145.8	1,979.9	2,851.5	(5.0)	(14.3)	2,832.2
Deferred tax liability/(asset)	N1	N1	9.8	266.2	(12.8)	N2	N2	N2	N2	128.2	32.1	(76.2)	347.5	5.0	(73.6)	273.7
Capital expenditure	37.5	10.3	202.4	207.0	50.1	132.3	52.3	1.5	7.8	193.9	56.3	29.6	739.2	—	(195.5)	543.7

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill and other fair value adjustments relating to the acquisition of South Deep.
(1)	Sibanye Gold, which includes the KDC and Beatrix reporting segments, was spun off in February 2013 (refer note 9.1).
(2)	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2012
	South Africa	Ghana		Australia			Peru
	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	450.8	1,198.9	277.8	752.2	294.4	1,046.6	556.6	—	3,530.6	—	—	3,530.6
Operating costs (1)	(302.9)	(494.4)	(179.1)	(378.0)	(148.1)	(526.1)	(171.4)	—	(1,673.8)	(69.8)	(199.2)	(1,942.9)
Gold inventory change (2)	—	24.8	3.6	(14.7)	(2.6)	(17.4)	11.0	—	22.0	—	0.1	22.1

Operating profit	147.9	729.3	102.3	359.4	143.7	503.0	396.2	—	1,878.8	(69.8)	(199.1)	1,609.8
Amortization and depreciation	(82.4)	(125.4)	(22.8)	(160.4)	(53.7)	(214.1)	(48.8)	(5.7)	(499.2)	—	73.4	(425.8)

Net operating profit/(loss)	65.6	603.8	79.5	199.0	90.0	288.9	347.4	(5.7)	1,379.6	(69.8)	(125.7)	1,184.0
Exploration expenditure	—	—	—	(9.8)	(9.6)	(19.4)	(2.2)	(106.9)	(128.5)	(61.1)	54.3	(135.3)
Feasibility and evaluation	—	—	—	—	—	—	—	(44.1)	(44.1)	—	(59.4)	(103.5)
Finance expense	(0.9)	(2.3)	(2.5)	(1.2)	(0.3)	(1.5)	(3.9)	(44.2)	(55.3)	2.8	(3.1)	(55.6)
Investment income	0.6	0.4	0.1	6.4	6.3	12.7	1.8	0.7	16.3	—	—	16.3
Other items as detailed in statement of operations	(43.7)	(22.7)	(9.6)	(68.0)	(27.7)	(95.7)	(18.6)	(9.0)	(199.3)	128.1	(5.2)	(76.4)
Royalty	(2.3)	(59.9)	(13.9)	N3	N3	(26.0)	(14.7)	—	(116.7)	—	—	(116.7)
Current taxation	—	(163.1)	(7.6)	N3	N3	(53.6)	(104.7)	(7.6)	(336.6)	—	(17.3)	(353.9)
Deferred taxation	(4.5)*	(92.5)	(21.5)	N3	N3	4.2	12.4	(18.1)	(120.0)	—	114.5	(5.5)

Income/(loss) before impairment of investment in equity investee, share of equity investees’ losses and discontinued operations	14.9	263.7	24.6	N3	N3	109.9	217.6	(234.9)	395.4	—	(41.9)	353.3

(1)	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $38.2 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $6.1 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2012
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	208.3	1,775.6	386.2	1,066.7	372.4	1,439.1	1,165.8	3,613.9	11,028.3	(418.3)	10,624.2
Total liabilities excluding deferred tax	740.8	(26.8)	104.0	377.2	93.2	189.7	47.8	237.5	234.4	2,005.9	3,766.2	(77.9)	3,687.9
Deferred tax liability/(asset)	379.2	110.3	19.2	300.2	50.6	N1	N1	264.5	12.4	(65.3)	1,071.1	(175.5)	895.6
Capital expenditure	296.2	80.4	314.5	259.9	92.1	315.3	62.3	377.7	93.8	86.2	1,600.6	(277.8)	1,322.8

(1)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill and other fair value adjustments relating to the acquisition of South Deep.

Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2011
	South Africa	Ghana			Australia			Peru
	South Deep	Tarkwa	Damang		St Ives	Agnew	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reclassifications	Reconciling items	Continuing operations
Statement of operations - continuing operations
Revenue	427.5	1,122.9	340.8		734.2	313.1	1,047.3	560.5	—	3,499.1	—	—	3,499.1
Operating costs (1)	(296.2)	(436.4)	(142.1)		(415.4)	(138.5)	(553.9)	(157.4)	—	(1,586.0)	(37.1)	(124.7)	(1,747.7)
Gold inventory change (2)	—	65.0	1.9		3.0	6.0	9.0	(0.1)	—	75.7	—	1.4	77.2

Operating profit	131.3	751.6	200.6		321.8	180.6	502.4	403.0	—	1,988.8	(37.1)	(123.3)	1,828.6
Amortization and depreciation	(76.7)	(104.9)	(26.7)		(149.9)	(44.6)	(194.5)	(58.6)	(6.3)	(467.7)	—	46.3	(421.4)

Net operating profit/(loss)	54.6	646.6	173.9		171.9	136.0	307.9	344.4	(6.3)	1,521.1	(37.1)	(77.0)	1,407.2
Exploration expenditure	—	—	—		(5.0)	(4.4)	(9.4)	(4.2)	(101.6)	(115.2)	(4.9)	(5.3)	(125.4)
Feasibility and evaluation	—	—	—		—	—	—	—	(17.4)	(17.4)	—	(77.8)	(95.2)
Finance expense	(1.4)	(1.2)	(0.8)		(2.2)	(0.5)	(2.7)	(4.3)	(47.4)	(57.8)	5.5	—	(52.3)
Investment income	1.1	0.6	0.2		5.4	2.8	8.2	—	1.6	11.7	—	—	11.7
Other items as detailed in statement of operations	(14.8)	(20.9)	(14.4)		(3.0)	(2.4)	(5.4)	(11.4)	(2.2)	(69.1)	36.5	0.6	(32.0)
Royalty	(2.1)	(51.0)	(15.5)		N3	N3	(26.3)	(14.7)	—	(109.6)	—	—	(109.6)
Current taxation	—	(150.7)	(29.8)		N3	N3	—	(111.7)	(52.4)	(344.5)	—	—	(344.5)
Deferred taxation	(17.1)	(22.0)	(13.2	) *	N3	N3	(82.8)	10.4	39.9	(85.0)	—	45.0	(40.0)

Income/(loss) before impairment of investment in equity investee, share of equity investees’ losses and discontinued operations	20.3	401.4	100.5		N3	N3	189.6	208.5	(185.8)	734.2	—	(114.5)	619.9

(1)	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $30.8 million, Accretion expense on provision for environmental rehabilitation - $11.1 million and Employee termination costs - $0.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2011
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other #	Total per IFRS	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2	609.0	1,667.2	1,069.5	3,643.0	10,252.3	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9	44.6	219.5	282.8	1,949.5	3,252.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	N1	N1	270.8	24.9	(77.3)	1,088.2	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7	74.1	256.8	69.4	102.5	1,413.2	(260.2)	1,153.0

(1)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

Figures may not add as they are rounded independently.

		Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
		2013	2012	2011
The following provides a breakdown of the reconciling items for each line item presented
Continuing operations
Operating costs
Exploration, evaluation and feasibility costs	(i)	(22.4)	(35.2)	(22.9)
Provision for rehabilitation	(j)	4.7	(0.4)	(0.4)
Cut-backs	(h)	(146.6)	(184.0)	(144.4)
Deferred stripping	(l)	1.9	20.4	43.0

		(162.4)	(199.2)	(124.7)

Gold inventory
Inventory	(m)	(1.2)	0.1	1.3
Inventory stockpiles	(q)	—	—	0.1

		(1.2)	0.1	1.4

Amortization and depreciation
Business combination - purchase of St. Ives and Agnew	(c)	—	—	2.1
Business combination - purchase of Abosso	(d)	—	—	1.1
Amortization of reserves	(f)	(15.8)	(12.5)	(23.3)
Cut-backs	(h)	38.3	41.1	39.6
Amortization - impairment of assets	(n)	(36.9)	—	—
Amortization - inclusion of future costs	(g)	58.6	47.0	34.7
Amortization - capitalized interest	(p)	(4.4)	(4.3)	(6.9)
Provision for rehabilitation	(j)	2.5	2.1	(1.0)

		42.4	73.4	46.3

Exploration expenditure
Exploration, evaluation and feasibility costs	(i)	(25.1)	(5.1)	(83.1)

Other items as detailed in the statement of operations
Impairment of assets	(n)	582.4	(7.5)	—
Interest capitalization	(p)	(5.3)	(3.1)	—
Other		3.3	2.3	0.6

		580.5	(8.3)	0.6

		Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
		2013	2012
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(j)	(14.3)	(77.9)

Total assets
Business combination - formation of Original Gold Fields	(a)	—	66.3
Business combination - formation of Gold Fields	(b)	—	26.0
Business combination - purchase of South Deep	(e)	380.3	481.8
Cut-backs	(h)	(600.4)	(498.8)
Amortization of reserves	(f)	(184.0)	(197.5)
Amortization - inclusion of future costs	(g)	203.5	175.9
Amortization - Interest capitalised	(p)	(20.9)	(18.5)
Exploration, feasibility and evaluation costs	(i)	(318.9)	(379.3)
Provision for rehabilitation	(j)	0.2	(75.4)
Investments in equity investees	(k)	—	(3.4)
Deferred stripping	(l)	8.7	(12.9)
Inventory	(m)	14.6	15.4
Impairment of assets	(n)	414.7	(52.8)
Interest capitalization	(p)	62.8	84.2
Inventory stockpiles	(q)	(1.2)	(1.2)
Amortization - discontinued operations	(o)	—	(28.1)

		(40.6)	(418.3)

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination - formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination - formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination - purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.

(d)	Business combination - purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.

(e)	Business combinations - purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquistion, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(f)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(g)	Amortization - inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets at the Australian operations in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(h)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(i)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(j)	Provision for rehabilitation

Revisions to the provision for environmental rehabilitation

For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation are recognized as an increase or decrease in the carrying amount of the associated rehabilitation asset. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated rehabilitation asset for U.S. GAAP.

In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP, any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation and should be measured at the historical discount rate used to measure the initial provision for environmental rehabilitation.

Accretion of the provision for environmental rehabilitation and amortization of the associated rehabilitation asset

For reasons discussed above, the carrying values of the provision for environmental rehabilitation and associated rehabilitation asset for management reporting purposes are different to those under U.S. GAAP, which in combination with different discount rates result in a different amortization charge and accretion expense.

(k)	Investments in equity investees

For management reporting purposes, an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(l)	Deferred stripping

For management reporting purposes, prior to the adoption of IFRIC 20, Stripping Costs in the Production Phase of a Surface Mine, the Company deferred the waste stripping costs in excess of the expected average pitlife stripping ratio. IFRIC 20 was adopted on January 1, 2013.

IFRIC 20 requires that production stripping costs in a surface mine be capitalised to non-current assets if, and only if, all of the following criteria are met:

•	It is probable that the future economic benefit associated with the stripping activity will flow to the entity;

•	The entity can identify the component of the ore body for which access has been improved; and

•	The costs relating to the stripping activity associated with that component can be measured.

If the above criteria are not met, the stripping costs are recognised directly in profit or loss.

Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(m)	Inventory

Under U.S. GAAP, additional amortization, waste stripping costs and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Under U.S. GAAP, management is required to record inventory at the lower of cost and market value.

(n)	Impairment of assets

For management reporting purposes, the Agnew mine was not determined to be impaired in prior years. Under U.S. GAAP, the Agnew mine was determined to be impaired and an impairment charge was recognized.

For management reporting purposes, the Tarkwa, Damang and St Ives cash-generating units as well as certain other assets at Tarkwa were determined to be impaired in fiscal 2013. For US GAAP purposes, after performing impairment tests, only the Damang mine was considered to be impaired and at a different amount due to the different impairment model prescribed under U.S. GAAP. In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes, but not considered impaired under US GAAP as the fair value less cost to sell exceeded the carrying value under U.S GAAP.

For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.

(o)	Amortization - discontinued operations

For management reporting purposes, Sibanye Gold was accounted for as discontinued operations in fiscal 2012 and the related assets and liabilities were classified as held for distribution. As a result, depreciation ceased due to the classification of the assets as held for distribution. Under U.S.GAAP, the Spin-off was not accounted for as discontinued operations in 2012 as the Sibanye Gold assets and liabilities continue to be classified as held for use until the Spin-off date. As a result, depreciation did not cease during fiscal 2012 and is charged until the Spin-off date.

(p)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(q)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to market values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the market value is deemed the new base cost and impairment charges are not reversed.